CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2024 USD ($)
Cash flows from operating activities:
Net loss	$ (12,810,117)
Adjustments to reconcile net loss to net cash used in Operating activities:
Depreciation and amortization	421,919
Amortization of debt issuance costs	28,000
Amortization of right of use assets	141,264
Stock-based compensation	935,525
Change in provision for credit losses	66,301
Changes in assets and liabilities:
Accounts receivable	(718,549)
Inventories	299,761
Prepaid expenses & other current assets	31,508
Accounts payable	115,807
Accrued expenses & other current liabilities	223,384
Operating lease liabilities	(137,448)
Net cash used in operating activities	(11,402,645)
Cash flows from investing activities:
Purchases of property and equipment	(10,646)
Net cash used by investing activities	(10,646)
Cash flows from financing activities:
Net proceeds from issuance of preferred stock	4,960,558
Proceeds from exercise of stock options	3,000
Net borrowings from notes payable	3,500,000
Net cash provided by financing activities	8,463,558
Net change in cash	(2,949,733)
Cash, beginning of period:	4,931,297
Cash, end of period:	1,981,564
Supplemental disclosure of cash flow information:
Cash paid for interest	304,110
Non-cash investing and financing activity
Initial recognition of operating lease liabilities and ROU assets	682,498
Reclassification of deferred debt discount from prepaid expenses to discount on note payable	$ 65,485